Share capital and reserves - Changes in warrants (Details)						12 Months Ended
	Aug. 08, 2025 $ / shares shares	Jul. 21, 2025 $ / shares shares	Oct. 18, 2024 $ / shares shares	Feb. 23, 2024 $ / shares shares	Feb. 09, 2024 $ / shares shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2024 $ / shares shares
Share capital and reserves
Number of warrants balance at beginning | shares						1,125,210	1,125,210
Number of warrant granted | shares	156,849	1,267,123	810,810	74,950	824,767
Number of warrant exercised | shares						(5,000)	(5,000)
Number of warrants balance at ending | shares						2,830,737	2,830,737
Exercise price balance at beginning						$ 22.31
Exercise price granted	$ 1.2	$ 1.2	$ 2.18	$ 3.13	$ 3.13
Exercise price exercised						3.13
Exercise price balance at ending						$ 3.6
Exercise price exercised							$ 4.5
Number of warrants for which exercise price amended | shares						1,125,210	1,125,210
Amending exercise price of warrants
Share capital and reserves
Minimum consecutive trading days to determine price of share						10 days	10 days
Threshold price of the common shares for accelerated warrants						$ 6.5
Exercise period of warrants						30 days	30 days
Term after last premium trading day for starting of exercise period of warrant						7 days	7 days